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                                    Schroder
                                 Micro Cap Fund








                               SEMI-ANNUAL REPORT
                                November 30, 1998







                        Schroder Capital Funds (Delaware)



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SCHRODER MICRO CAP FUND
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Account Information        (800) 344-8332
Fund Literature            (800) 290-9826

INVESTMENT OBJECTIVE

       The investment objective of the Fund is long-term capital appreciation.

INVESTMENT ADVISER

       Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of June 30, 1998, the Schroder Group had over $195 billion in assets under management. As of September 30, 1998, the Investment
Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd. had approximately $24 billion under management.

                                                                January 18, 1999
Dear Shareholder:

       For most of the six months ended November 30, 1998, U.S. financial markets proved quite resilient to economic shocks elsewhere in the world and, towards the end of the period, to weaker corporate profits at home. While the markets were not immune to these problems, especially in October, their immediate impact was short-lived and, at the end of the six months, stock markets showed positive returns. During this period, quality and liquidity were increasingly prized and, for most of the six months, smaller cap stocks - which are generally perceived as less liquid and more volatile than larger cap stocks
- underperformed their larger counterparts.

       The U.S. economy delivered a solid performance in the latter half of 1998, with real gross domestic product (GDP) growing by an estimated 4% in spite of global financial turmoil. For a while, capital market activity ground to a halt and yield spreads widened sharply, raising fears of a global recession. The Federal Reserve responded by successively cutting interest rates, and both large and small cap stocks rallied following this move.

       Looking ahead, we anticipate that U.S. economic growth will slow in the coming year. Corporate profits are being squeezed and corporations are beginning to reduce costs aggressively. We believe that consumer and capital spending, which have been the two main engines of U.S. growth in 1998, will expand far more slowly in 1999. We are anticipating a slowdown in real GDP growth in 1999. We expect inflation rates will remain broadly unchanged compared to those of 1998 and that corporate profits will decline during 1999, while we believe that interest rates are likely to continue to fall.

       On a brighter note, markets have been encouraged by moves by the Federal Reserve and its global counterparts to offset pressures by lowering interest rates. Although there are clearly challenges ahead, lower interest rates in the U.S. would help soften the impact of weaker earnings in the domestic equity market. Moreover, the commitment of much of corporate America to control costs and allocate capital more efficiently is still high and we believe that there remain many interesting investment opportunities in the small-cap area of the market.

       Thank you for your interest in the Schroder Micro Cap Fund.

                                                                Sincerely,

                                                                /s/M.J. Smith

                                                                Mark J. Smith
                                                                President

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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF NOVEMBER 30, 1998) (UNAUDITED)

PERFORMANCE
       For the six months ended November 30, 1998, the Schroder Micro Cap Fund returned 12.45%, outperforming its benchmark, the Russell 2000 Index, which returned -12.35%.

MARKET BACKGROUND
       The U.S. equity markets experienced some volatility in the six months ended November 30, 1998. After a strong start to the period, the markets peaked in mid-July, then underwent a marked sell off. This correction in the U.S. equity markets hit smaller companies particularly hard. Fears of recession, concerns about the stability of the U.S. financial markets and continued turmoil in the emerging markets caused a "flight to quality" as investors looked for a relatively safe place to invest. Between July 6 and October 9, small cap companies represented by the Russell 2000 Index fell 23.6%, while the large cap universe represented by the S& P 500 Index fell by 9.9% over the same period. Following the U.S. Federal Reserve's short-term interest rate cut on October 15, both small and large cap stocks rallied, with small-cap stocks significantly outperforming their larger counterparts.

PORTFOLIO REVIEW
       During the past six months we maintained our discipline of investing in growing and profitable companies at reasonable valuations. Throughout the period, the Fund was overweight in consumer stocks, such as retailers, restaurants and textile companies. Some of our larger holdings in the consumer sector were FRED's, a chain of discount stores and pharmacies in the Southeast; PJ AMERICA, a Papa John's Pizza franchisee; and DELTA WOODSIDE, a textile manufacturer which is currently undergoing a major company restructure. Healthcare was also a profitable area for the Fund, although we invested in companies with niche businesses, such as EMPI and MAXXIM MEDICAL, rather than the faster growing but more highly valued companies that investors tended to favor. The most disappointing sector during the past six months was energy. With oil prices declining to record low levels, it was very difficult to make money in this area, and, at present, we are avoiding both oil drillers and producers as we believe that it is too early to bargain hunt.

       In addition to the Fund's equity holdings, in June, we invested a small portion of the Fund's assets in puts on the Russell 2000. Given the high volatility of micro-cap stocks in general, we thought it prudent to reduce the risk of the Fund by hedging against a market decline. This proved a wise decision, as profits from this position - together with a high cash position - helped to cushion the Fund during the market's decline. It also provided cash which we were able to invest at attractive prices when the market was at its low levels in early October.

OUTLOOK
       Looking forward, we will continue to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than large companies based on valuation and growth rates. Furthermore, smaller companies in the U.S. tend to have little overseas exposure so are less likely to be affected by turmoil in other parts of the world. With the recent series of interest rate cuts, we are hopeful that the U.S. will avoid recession in 1999 but, given the economic outlook and the potential impact of Year 2000 problems, the macro-economic outlook is particularly murky. Nonetheless, the United States continues to have an entrepreneurial economy and thus a continually growing supply of attractive investment opportunities. Going forward, we will remain focused on individual stock selection, concentrating on underfollowed companies whose growth prospects are not appreciated by the market and with the potential to offer superior earnings growth.


THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF NOVEMBER 30, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.


                                       2
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SCHRODER MICRO CAP FUND
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                   PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 1998 (UNAUDITED)

          TOP TEN HOLDINGS                                           INVESTMENT BY INDUSTRY

SECURITY                  % OF NET ASSETS            INDUSTRY                                   % OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Mesaba Holdings, Inc.                    4.9 %       Consumer Cyclicals                                  20.9 %

PJ America, Inc.                                     Transportation/Services/Miscellaneous               15.8
                                         4.5
Empi, Inc.                                           Retail                                              10.9
                                         4.4
Fred's, Inc.                                         Healthcare                                           8.8
                                         4.4
Buckle, Inc.                                         Consumer Staples                                     5.7
                                         4.2
Ivex Packaging Corp.                                 Basic Materials                                      5.3
                                         3.8
Wet Seal, Inc.                                       Capital Goods/Construction                           4.9
                                         3.6
Rent-Way, Inc.                                       Financial                                            4.4
                                         3.6
Landry's Seafood                                     Technology                                           4.2
Restaurants                              3.2
Giant Cement Holding, Inc.                           Utilities                                            1.8
                                         3.2
                                   _____________     Cash & Other Net Assets                             17.3
                                        39.8 %                                                        __________
                                   =============                                                        100.0 %
                                                                                                      ==========

                                       3
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SCHEDULE OF INVESTMENTS
AS OF NOVEMBER 30, 1998 (UNAUDITED)

                                    COMMON STOCK - 82.7%
             SHARES                                                                                    VALUE
          --------------                                                                          -----------------
                                    BASIC MATERIALS - 5.3%
                                    Bayou Steel Corp. (a)                                             $    115,625
                 25,000
                                    Ivex Packaging Corp. (a)
                 15,000                                                                                    292,500
                                                                                                  -----------------
                                                                                                  -----------------

                                                                                                           408,125
                                                                                                  -----------------
                                    CAPITAL GOODS/CONSTRUCTION - 4.9%
                                    Giant Cement Holding, Inc. (a)
                 10,000                                                                                    240,000
                                    Nortek, Inc. (a)
                  5,000                                                                                    136,563
                                                                                                  -----------------

                                                                                                           376,563
                                                                                                  -----------------
                                    CONSUMER CYCLICALS - 20.9%
                                    CEC Entertainment, Inc. (a)
                    100                                                                                      2,963
                                    Delta Woodside Industries
                 30,000                                                                                    150,000
                                    Fred's, Inc.
                 24,025                                                                                    337,850
                                    Landry's Seafood Restaurants (a)
                 30,000                                                                                    243,750
                                    Monro Muffler Brake, Inc. (a)
                 25,000                                                                                    200,000
                                    O'Charleys, Inc. (a)
                 15,000                                                                                    200,625
                                    Pillowtex Corp.
                  4,100                                                                                    138,374
                                    PJ America, Inc. (a)
                 17,500                                                                                    342,344
                                                                                                  -----------------

                                                                                                         1,615,906
                                                                                                  -----------------
                                    CONSUMER STAPLES - 5.7%
                                    Golden State Vintners, Inc. (a)
                 20,000                                                                                    222,500
                                    Performance Food Group (a)
                  9,000                                                                                    220,500
                                                                                                  -----------------
                                                                                                  -----------------

                                                                                                           443,000
                                                                                                  -----------------
                                    FINANCIAL - 4.4%
                                    Duff & Phelps Credit
                  3,500                                                                                    182,437
                                    Sterling Bancshares, Inc.
                 10,000                                                                                    158,750
                                                                                                  -----------------

                                                                                                           341,187
                                                                                                  -----------------
                                    HEALTHCARE - 8.8%
                                    Cooper Companies, Inc. (a)
                  6,000                                                                                    127,500
                                    Empi, Inc. (a)
                 15,000                                                                                    338,437
                                    Maxxim Medical, Inc. (a)
                  8,000                                                                                    218,000
                                                                                                  -----------------

                                                                                                           683,937
                                                                                                  -----------------
                                    RETAIL - 10.9%
                                    Braun's Fashions Corp. (a)
                  7,500                                                                                     61,874
                                    Buckle, Inc. (a)
                 12,500                                                                                    320,313
                                    Musicland Stores Corp. (a)
                 11,000                                                                                    186,313
                                    Wet Seal, Inc. (a)
                 10,000                                                                                    277,500
                                                                                                  -----------------

                                                                                                           846,000
                                                                                                  -----------------
    The accompanying notes are an integral part of the financial statements.


                                       4
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

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SCHRODER MICRO CAP FUND
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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF NOVEMBER 30, 1998 (UNAUDITED)



             SHARES                                                                                    VALUE
          --------------                                                                          -----------------
                                    TECHNOLOGY - 4.2%
                                    Pomeroy Computer Resource (a)                                     $    183,469
                  9,500
                                    ScanSource, Inc. (a)
                  7,500                                                                                    141,563
                                                                                                  -----------------
                                                                                                  -----------------

                                                                                                           325,032
                                                                                                  -----------------
                                    TRANSPORTATION/SERVICES/MISCELLANEOUS - 15.8%
                                    Group Maintenance America (a)
                  4,000                                                                                     53,500
                                    Mesaba Holdings, Inc. (a)
                 20,000                                                                                    375,000
                                    Pierce Leahy Corp. (a)
                  8,000                                                                                    197,000
                                    RemedyTemp, Inc. (a)
                 12,000                                                                                    174,000
                                    Rent-Way, Inc. (a)
                 10,000                                                                                    271,250
                                    School Specialty, Inc. (a)
                  8,700                                                                                    146,813
                                                                                                  -----------------
                                                                                                  -----------------

                                                                                                         1,217,563
                                                                                                  -----------------
                                    UTILITIES - 1.8%
                                    El Paso Electric Co. (a)
                 15,000                                                                                    138,750
                                                                                                  -----------------

                                    Total Common Stock (cost $5,537,732)
                                                                                                         6,396,063
                                                                                                  -----------------
            CONTRACTS
          --------------
                                    PURCHASED PUTS - 1.8%
                                    Russell 2000 Index Put (expiring January 1999, exercise
                 12,000                                                                                     85,500
                                         price $380)
                                    Russell 2000 Index Put (expiring January 1999, exercise
                  4,000
                                         price $395)
                                                                                                            51,250
                                                                                                  -----------------

                                    Total Purchased Puts (cost $344,480)
                                                                                                           136,750
                                                                                                  -----------------
            PRINCIPAL
             AMOUNT
          --------------
                                    SHORT TERM INVESTMENTS - 9.4%
             $  362,944             Dreyfus Cash Management, 5.08% (b)
                                                                                                           362,944
                                    Federated Prime Obligation Fund, 4.82% (b)
                362,944                                                                                    362,944
                                                                                                  -----------------

                                    Total Short Term Investments (cost $725,888)
                                                                                                           725,888
                                                                                                  -----------------

                                    Total Investments - 93.9% (cost $6,608,100)
                                                                                                         7,258,701

                                    Other Assets Less Liabilities - 6.1%                                 474,546
                                                                                                  =================
                                    TOTAL NET ASSETS - 100.0%                                        $ 7,733,247
                                                                                                  =================

------------------------------------

 (a) Non-income producing security.
 (b) Interest rate shown is the 7-day yield as of November 30, 1998.





    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)

ASSETS:
      Investments (Note 2):
         Investments at cost                                                                      $      6,608,100
         Net unrealized appreciation (depreciation)
                                                                                                           650,601
                                                                                            -----------------------

                    Total Investments at value
                                                                                                         7,258,701

      Cash
                                                                                                           371,375
      Receivable for investments sold
                                                                                                             1,694
      Receivable for Fund shares sold
                                                                                                           115,019
      Receivable for dividends and interest
                                                                                                             4,933
      Other receivables
                                                                                                             4,846
                                                                                            -----------------------

                    Total Assets
                                                                                                         7,756,568
                                                                                            -----------------------

LIABILITIES:
      Payable to investment adviser (Note 3)
                                                                                                             3,188
      Payable to administrator (Note 3)
                                                                                                             6,855
      Payable to subadministrator (Note 3)
                                                                                                               611
      Accrued expenses and other liabilities
                                                                                                            12,667
                                                                                            -----------------------

                   Total Liabilities
                                                                                                            23,321
                                                                                            -----------------------

                   Net Assets                                                                     $      7,733,247
                                                                                            =======================


COMPONENTS OF NET ASSETS:
      Paid-in capital
                                                                                                         6,819,186
      Accumulated net investment gain (loss)
                                                                                                          (32,625)
      Accumulated net realized gain (loss)
                                                                                                           296,086
      Net unrealized appreciation (depreciation) on investments
                                                                                                           650,600
                                                                                            -----------------------

                   Net Assets                                                                     $      7,733,247
                                                                                            =======================

SHARES OF BENEFICIAL INTEREST
                                                                                                           560,767

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                                  $        13.79



    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
      Dividend income                                                                               $        9,028
      Interest income
                                                                                                            23,677
                                                                                            -----------------------
                   Total Investment Income
                                                                                                            32,705
                                                                                            -----------------------

EXPENSES:
      Investment advisory (Note 3)
                                                                                                            40,785
      Administration (Note 3)
                                                                                                             8,157
      Subadministration (Note 3)
                                                                                                            12,500
      Transfer agency (Note 3)
                                                                                                            12,103
      Custody
                                                                                                               241
      Accounting (Note 3)
                                                                                                            23,000
      Legal
                                                                                                             1,466
      Audit
                                                                                                            10,619
      Registration
                                                                                                            10,583
      Trustees
                                                                                                               306
      Miscellaneous
                                                                                                             1,404
                                                                                            -----------------------
                   Total Expenses
                                                                                                           121,164
      Fees waived (Note 5)
                                                                                                          (55,834)
                                                                                            -----------------------
                   Net Expenses
                                                                                                            65,330
                                                                                            -----------------------

NET INVESTMENT INCOME (LOSS)
                                                                                                          (32,625)
                                                                                            -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments
                                                                                                           797,608
      Net change in unrealized appreciation (depreciation) on investments
                                                                                                            59,527
                                                                                            -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                           857,135
                                                                                            -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $       824,510
                                                                                            =======================

    The accompanying notes are an integral part of the financial statements.

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STATEMENT OF CHANGES IN NET ASSETS


                                                                                 FOR THE              FOR THE
                                                                              SIX MONTHS ENDED     PERIOD ENDED
                                                                               NOVEMBER 30,         MAY 31, 1998
                                                                              1998 (UNAUDITED)        (NOTE 1)
                                                                            ---------------------------------------
NET ASSETS, BEGINNING OF PERIOD                                                 $6,339,599            $     -
                                                                            ------------------   ------------------

OPERATIONS:
      Net investment income (loss)
                                                                                     (32,625)             (16,549)
      Net realized gain (loss) on investments
                                                                                      797,608              651,514
      Net change in unrealized appreciation (depreciation) on
         investments
                                                                                       59,527              591,073
                                                                            ------------------   ------------------
      Net increase (decrease) in net assets resulting from operations
                                                                                      824,510            1,226,038
                                                                            ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gain on investments
                                                                                  (1,091,087)             (45,400)
                                                                            ------------------   ------------------

CAPITAL SHARE TRANSACTIONS:
      Sale of shares
                                                                                      943,737            6,068,331
      Reinvestment of distributions
                                                                                      770,634               45,400
      Redemption of shares
                                                                                     (54,146)            (954,770)
                                                                            ------------------   ------------------
      Net increase (decrease) from capital share transactions
                                                                                    1,660,225            5,158,961
                                                                            ------------------   ------------------

      Net increase (decrease) in net assets
                                                                                    1,393,648            6,339,599
                                                                            ------------------   ------------------

NET ASSETS, END OF PERIOD                                                       $   7,733,247        $   6,339,599
                                                                            ==================   ==================


SHARE TRANSACTIONS:
      Sale of shares
                                                                                       63,699              508,435
      Reinvestment of distributions in shares
                                                                                      (3,959)                4,567
      Redemption of shares
                                                                                       56,415             (68,390)
                                                                            ------------------   ------------------

      Net increase (decrease) in shares                                               116,155              444,612
                                                                            ==================   ==================

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS - INVESTOR SHARES

Selected per share data and ratios for a share outstanding throughout each period:

                                                                                   FOR THE SIX                FOR THE
                                                                                  MONTHS ENDED              PERIOD ENDED
                                                                                  NOVEMBER 30,              MAY 31, 1998
                                                                                1998 (UNAUDITED)              (NOTE 1)
                                                                                ----------------------    ---------------------

Net Asset Value, Beginning of Period                                                           $14.26                   $10.00
                                                                                ----------------------    ---------------------
Investment Operations:
     Net Investment Income (Loss)                                                              (0.06)                   (0.04)
     Net Realized and Unrealized Gain (Loss) on Investments                                      1.82                     4.50
                                                                                ----------------------    ---------------------
Total from Investment Operations                                                                 1.76                     4.46
                                                                                ----------------------    ---------------------
Distributions from Net Realized Gain on                                                        (2.23)                   (0.20)
Investments
                                                                                ----------------------    ---------------------
Net Asset Value, End of Period                                                                 $13.79                   $14.26
                                                                                ======================    =====================

Total Return (a)                                                                               12.45%                   45.41%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                     $7,733                   $6,340
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees (b)                                         2.00%                    2.00%
    Expenses excluding reimbursement/waiver of fees (b)                                         3.71%                    6.02%
    Net investment income (loss) including reimbursement/
        waiver of fees (b)                                                                    (1.00)%                  (0.77)%
Portfolio Turnover Rate                                                                       169.80%                  165.71%


---------------------------

(a) Total returns would have been lower had certain expenses not been limited during the period shown (See Note 5).
(b) Annualized.

    The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998

NOTE 1.  ORGANIZATION

       Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has nine investment portfolios. Included in this report is the Schroder Micro Cap Fund (the "Fund"), which is a diversified portfolio that commenced operations on October 15, 1997. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value, which have equal rights as to assets and voting privileges. As of November 30, 1998, only Investor Shares had been issued.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

       These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represents the significant accounting policies of the Fund:

SECURITY VALUATION
       Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. As of November 30, 1998, the Fund did not hold a position in any fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
       Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income and net capital gain, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

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SCHRODER MICRO CAP FUND
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

FEDERAL TAXES
       The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION
       The Trust accounts separately for the assets and liabilities and operation of each of its funds. Direct expenses are charged to the fund that incurred them. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class of shares are allocated to that class.

REPURCHASE AGREEMENTS
       The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Fund may have difficulties with the disposition of any securities held as collateral.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
       The investment adviser to the Fund is Schroder Capital Management International Inc. ("SCMI"). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.25% of the Fund's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR
       The Trust, on behalf of the Fund, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("Schroder Advisors") and a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors is entitled to receive an annual fee, payable monthly, at the rate of 0.25% of the Fund's average daily net assets. For its services, FAdS is entitled to receive an annual fee, payable monthly, of 0.10% of the Fund's average daily net assets, subject to a $25,000 minimum annual fee, plus a $12,000 charge per class of shares above one.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
       The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS is paid a fee in the amount of $12,000 per year, plus certain other charges.

OTHER SERVICE PROVIDERS
     Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS is entitled to receive an annual fee of $36,000, plus certain other charges.

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SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 4.  PURCHASES AND SALES OF SECURITIES

       The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended November 30, 1998 were, $9,359,142 and $9,322,357, respectively.

       For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1998, was $6,608,100 and the net unrealized appreciation was $650,601. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,112,795, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $462,194.

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

       SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses exceed 2.00% of the Fund's average daily net assets. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. SCMI, Schroder Advisors, FAdS, FSS and FAcS may waive voluntarily all or a portion of their fees, from time to time. For the six months ended November 30, 1998, SCMI, FAdS, and FSS waived fees of $37,597, $9,237 and $9,000, respectively.

NOTE 6.  BENEFICIAL INTEREST

       As of November 30, 1998, three affiliated shareholders were record owner, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

TRUSTEES
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab
Mark J. Smith


INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
Norwest Bank Minnesota N.A.
Sixth Street and Marquette
Minneapolis, Minnesota 55479

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusettes 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder Micro Cap Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.